Inventories	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Inventories
4.	Inventories

The Company had the following inventories at the end of each reporting period:

	March 31, 2026	December 31, 2025
	$	$
Raw materials	490	585
Work in progress	376	620
Finished goods	233	102
	1,099	1,307

Inventories expensed to cost of goods sold during the three-month period ended March 31, 2026, were $1,061 (March 31, 2025 - $934).